Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Average Annual Return, Percent	16.86%	12.17%	10.30%
Thompson LargeCap Fund | Thompson LargeCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.90%	10.62%	9.39%
Thompson LargeCap Fund | Thompson LargeCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.12%	9.57%	8.39%
Thompson LargeCap Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Average Annual Return, Percent	7.53%	9.23%	7.46%
Thompson MidCap Fund | Thompson MidCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.64%	7.42%	5.80%
Thompson MidCap Fund | Thompson MidCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.82%	7.15%	5.68%
Thompson MidCap Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Thompson MidCap Fund | Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	9.92%	9.63%
Thompson Bond Fund | Thompson Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	11.53%	2.83%	3.34%
Thompson Bond Fund | Thompson Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.15%	0.90%	1.58%
Thompson Bond Fund | Thompson Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.81%	1.32%	1.78%
Thompson Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Thompson Bond Fund | Bloomberg U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.76%	1.29%	1.66%
Thompson Bond Fund | Bloomberg U.S. Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.72%	1.85%	2.28%